Schedule of unearned revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Beginning of the year	$ 4,600	$ 1,151
Revenue recognized for prior year	(4,600)	(16)
Advance payments	5,607	3,445
Foreign currency impact	91	20
End of the year	$ 5,698	$ 4,600